Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Issued and Outstanding	The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:
	December 31, 2023		December 31, 2022
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	57,778,628	100,000,000	55,094,237
Total	100,000,000	57,778,628	100,000,000	55,094,237

Schedule of Shared - Based Payments to Employees	The Company recorded an expense of $642 attributable to RSUs awards during the reporting period, which was included in Research and development expenses, net.
	Year ended December 31, 2023
		Weighted
	Number of	average
	share-based	exercise
	payment	Price (in
	awards	U.S. Dollar)
Outstanding at beginning of year	5,115,910	$15.19
Changes during the year:
Granted	545,105	11.22
Exercised	(286,141)	3.02
Forfeited	(153,480)	19.36
Outstanding at end of year	5,221,394	13.34
Aggregate intrinsic value	$5,112	-
Exercisable at end of year	3,621,783	10.43
Aggregate intrinsic value	$5,110	-

Schedule of Black-Scholes Option-Pricing Model	he assumptions used for the year ended December 31, 2023 and year ended at December 31, 2022 are as follows:
	Year ended December 31, 2023	Year ended December 31, 2022
Dividend yield	0	0
Expected volatility	74.26% - 81.80%	50.75% - 52.75%
Risk-free interest rate	3.45% - 4.28%	1.52% - 4.34%
Expected term (years)	6.25 - 10	5.52–10

Schedule of Information Concerning Outstanding and Exercisable Awards	The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2023:
December 31, 2023
Awards outstanding				Awards exercisable
	Number of		Weighted	Number of	Weighted
	awards		average	awards	average
	outstanding		remaining	exercisable	remaining
Exercise	at end of		contractual	at end of	contractual
price	year		life (years)	year	life (years)
$0.00-0.01	31,389	*)	-	31,389	-
$2.21	2,313,143		5.94	2,312,101	5.94
$11.06	52,000		9.39	-	-
$11.52	346,500		9.47	43,312	9.47
$16.00	213,109		6.03	161,062	5.37
$17.63	968,328		8.68	319,132	8.52
$23.19	210,000		7.78	105,000	7.78
$23.42	16,000		7.77	8,000	7.77
$23.84	595,268		7.95	313,184	7.94
$23.86	69,400		7.75	39,035	7.75
$24.97	21,900		7.42	13,687	7.42
$28.96	18,875		6.84	18,875	6.84
$30.66	26,400		7.53	14,848	7.53
$30.93	20,000		6.81	20,000	6.81
$36.74	3,000		6.93	2,250	6.93
$40.21	45,072		7.19	32,777	7.19
$49.68	233,000		7.05	160,187	7.05
$59.2	13,000		6.94	9,750	6.94
$64.61	25,010		7.12	17,194	7.12
*)	Including 18,326 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 13,063 RSUs that were issued in consideration for services.

Schedule of Share-Based Compensation Expenses	Share-based compensation expenses
	Year Ended December 31,
	2023	2022	2021
	(U.S. dollars in thousands)
Cost of revenue	56	99	51
Research and development	3,818	4,806	3,248
Sales and Marketing	484	997	2,442
General and administrative	2,480	12,721	13,065
	6,838	18,623	18,806